Land Use Rights, Net (Tables)	12 Months Ended
Dec. 31, 2017
Land Use Rights, Net [Abstract]
Schedule of land use rights
	December 31, 2017	December 31, 2016
Cost	$2,311,611	$2,163,815
Less: accumulated amortization	(68,428)	(20,813)
Land use rights, net	$2,243,183	$2,143,002